Organization and Principal Activities - Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 169,469	$ 450,968	$ 55,374	$ 18,539
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2014 and 2015, respectively	14,896	7,038
Amount due from related parties	1,175
Prepaid expenses and other current assets	18,297	8,009
Total current assets	503,837	466,015
Property and equipment, net	16,259	9,936
Rental deposits	743	793
Long term investments	19,318	1,760
Total assets	542,157	478,504
Accounts payable	10,445	5,900
Deferred revenue	28,274	16,348
Accrued expenses and other current liabilities	26,694	9,415
Total current liabilities	71,945	38,113
Total liabilities	73,771	38,113
Net revenues	133,988	44,755	3,129
Net (loss) income	13,697	(25,415)	(9,326)
VIE "Beijing Momo" [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	60,526	9,867
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2014 and 2015, respectively	14,896	7,038
Amount due from related parties	1,175
Prepaid expenses and other current assets	9,495	5,306
Total current assets	86,092	22,211
Property and equipment, net	1,538	1,318
Rental deposits	244	312
Long term investments	19,318	809
Total assets	107,192	24,650
Accounts payable	9,040	3,728
Deferred revenue	28,274	16,348
Accrued expenses and other current liabilities	1,954	1,100
Total current liabilities	39,268	21,176
Total liabilities	39,268	21,176
Net revenues	133,988	44,755	3,129
Net (loss) income	118,404	32,945	(2,179)
Net cash (used in) provided by operating activities	124,786	40,383	(2,956)
Net cash used in investing activities	(19,435)	(1,921)	(723)
Net cash used in financing activities	$ 0	$ 0	$ 0